Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 220,767	$ 126,234
Aggregate cost	1,287,795
Disposal gain	$ 813,064